Prepayments and other current assets - Changes in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayments and other current assets
At the beginning of the year	¥ 1,079	¥ 3,124
Allowance made during the year	2,722	1,079
Allowance write-off during the year	(15)	(3,124)
At the end of the year	¥ 3,786	¥ 1,079